Leasehold Improvements and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leasehold Improvements and Equipment [Abstract]
Depreciation expense of leasehold improvements	$ 742,030	$ 123,289	$ 90,345
Purchased assets	698,282	286,009	156,570
Net carrying amount	$ 281,875	$ 325,331	$ 65,683